Post-Employment and Other Long-Term Employees Benefits - Schedule of Accumulated Benefit Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 808	$ 778
Other Long-Term Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 35	$ 25